Loans and Allowance for Credit Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 1,539,147	$ 1,521,252
90 Days Past Due And Still Accruing	119	1
Non-Accrual	6,294	18,700
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,529,232	1,501,738
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	3,502	813
Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
Loans held for investment	226,275	244,549
90 Days Past Due And Still Accruing	0	0
Non-Accrual	2,228	121
Commercial, Financial, and Agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	223,845	244,392
Commercial, Financial, and Agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	202	36
Real estate construction − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	58,347	32,095
90 Days Past Due And Still Accruing	0	0
Non-Accrual	432	0
Real estate construction − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	57,568	32,095
Real estate construction − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	347	0
Real estate construction − commercial
Aging information for the Company's past due and non-accrual loans
Loans held for investment	130,296	137,235
90 Days Past Due And Still Accruing	0	0
Non-Accrual	69	87
Real estate construction − commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	130,227	137,148
Real estate construction − commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real estate mortgage − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	372,391	361,025
90 Days Past Due And Still Accruing	115	0
Non-Accrual	587	685
Real estate mortgage − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	368,956	359,672
Real estate mortgage − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	2,733	668
Real estate mortgage − commercial
Aging information for the Company's past due and non-accrual loans
Loans held for investment	731,024	722,729
90 Days Past Due And Still Accruing	0	0
Non-Accrual	2,978	17,801
Real estate mortgage − commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	728,029	704,925
Real estate mortgage − commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	17	3
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Loans held for investment	20,814	23,619
90 Days Past Due And Still Accruing	4	1
Non-Accrual	0	6
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	20,607	23,506
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 203	$ 106